UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Scott M. Ostrowski, President
Manager Directed Portfolios
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-3087
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2024

Date of reporting period:  April 30, 2024

Item 1. Reports to Stockholders.

(a)

Mar Vista Strategic Growth Fund

Semi-Annual Report
April 30, 2024

Mar Vista Strategic Growth Fund

Table of Contents

Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to the Financial Statements	15
Expense Example	27
Statement Regarding Liquidity Risk Management Program	29
Approval of the Mar Vista Strategic Growth Fund Advisory Agreement	30
Notice to Shareholders	33
Privacy Notice	35

Mar Vista Strategic Growth Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at April 30, 2024 (Unaudited)

Mar Vista Strategic Growth Fund

SCHEDULE OF INVESTMENTS
at April 30, 2024 (Unaudited)

COMMON STOCKS – 96.3%	Shares	Value

COMMUNICATION SERVICES – 9.2%

Entertainment – 3.2%
Walt Disney Co.(a)	16,362	$1,817,818

Interactive Media & Services – 6.0%
Alphabet, Inc. – Class C(b)	13,527	2,227,085
Meta Platforms, Inc. – Class A	2,765	1,189,420
		3,416,505
TOTAL COMMUNICATION SERVICES		4,044,903

CONSUMER DISCRETIONARY – 9.2%

Broadline Retail – 4.4%
Amazon.com, Inc.(b)	14,249	2,493,575

Hotels, Restaurants & Leisure – 2.0%
Starbucks Corp.	12,648	1,119,221

Textiles, Apparel & Luxury Goods – 2.8%
NIKE, Inc. – Class B	17,364	1,602,003
TOTAL CONSUMER DISCRETIONARY		5,214,799

CONSUMER STAPLES – 1.5%

Beverages – 1.5%
PepsiCo, Inc.	4,865	855,802
TOTAL CONSUMER STAPLES		855,802

FINANCIALS – 8.9%

Capital Markets – 2.3%
Moody’s Corp.(a)	3,451	1,278,009

Financial Services – 6.6%
Berkshire Hathaway, Inc. – Class B(b)	4,018	1,594,061
Visa, Inc. – Class A(a)	7,997	2,148,074
		3,742,135
TOTAL FINANCIALS		5,020,144

The accompanying notes are an integral part of these financial statements.

Mar Vista Strategic Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at April 30, 2024 (Unaudited)

COMMON STOCKS – 96.3% (Continued)	Shares	Value

HEALTH CARE – 10.0%

Life Sciences Tools & Services – 6.5%
Danaher Corp.	7,643	$1,884,917
Mettler-Toledo International, Inc.(b)	1,471	1,808,889
		3,693,806
Pharmaceuticals – 3.5%
Johnson & Johnson	13,758	1,989,269
TOTAL HEALTH CARE		5,683,075

INDUSTRIALS – 15.5%

Aerospace & Defense – 8.1%
HEICO Corp.	6,765	1,403,061
TransDigm Group, Inc.(a)	2,548	3,179,980
		4,583,041

Air Freight & Logistics – 2.7%
GXO Logistics, Inc.(a)(b)	31,226	1,550,683

Commercial Services & Supplies – 1.3%
Veralto Corp.	7,595	711,500

Machinery – 2.5%
Fortive Corp.	18,853	1,419,065

Professional Services – 0.9%
Equifax, Inc.(a)	2,445	538,364
TOTAL INDUSTRIALS		8,802,653

INFORMATION TECHNOLOGY – 38.7%

Electronic Equipment,
Instruments & Components – 3.7%
Amphenol Corp. – Class A	17,234	2,081,350

Semiconductors & Semiconductor Equipment – 6.4%
Analog Devices, Inc.	6,120	1,227,733
Broadcom, Inc.	871	1,132,535
Microchip Technology, Inc.	14,022	1,289,744
		3,650,012

The accompanying notes are an integral part of these financial statements.

Mar Vista Strategic Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at April 30, 2024 (Unaudited)

COMMON STOCKS – 96.3% (Continued)	Shares	Value

Software – 24.4%
Adobe, Inc.(b)	4,350	$2,013,311
Intuit, Inc.	2,297	1,437,049
Microsoft Corp.	9,069	3,530,834
Oracle Corp.	16,592	1,887,340
Roper Technologies, Inc.	2,297	1,174,824
Salesforce, Inc.	6,939	1,866,175
SAP SE – ADR(a)	10,460	1,895,456
		13,804,989
Technology Hardware, Storage & Peripherals – 4.2%
Apple, Inc.	14,020	2,388,027
TOTAL INFORMATION TECHNOLOGY		21,924,378

MATERIALS – 3.3%

Chemicals – 3.3%
Linde PLC	4,202	1,852,914
TOTAL MATERIALS		1,852,914
TOTAL COMMON STOCKS
(Cost $27,812,851)		54,588,088

REAL ESTATE INVESTMENT TRUSTS – 3.4%

Specialized REITs – 3.4%
American Tower Corp.	10,991	1,885,616
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $1,765,852)		1,885,616

The accompanying notes are an integral part of these financial statements.

Mar Vista Strategic Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at April 30, 2024 (Unaudited)

SHORT-TERM INVESTMENTS – 20.4%	Shares	Value

Investments Purchased with Proceeds
from Securities Lending – 18.3%
Mount Vernon Liquid Assets Portfolio, LLC – 5.43%(c)	10,357,567	$10,357,567

Money Market Funds – 2.1%
First American Treasury
Obligations Fund – Class X, 5.21%(c)	1,230,050	1,230,050
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,587,617)		11,587,617
TOTAL INVESTMENTS – 120.1%
(Cost $41,166,320)		68,061,321
Liabilities in Excess of Other Assets – (20.1)%		(11,376,137)
TOTAL NET ASSETS – 100.0%		$56,685,185

Percentages are stated as a percent of net assets.
ADR – American Depositary Receipt
PLC – Public Limited Company
(a)	All or a portion of this security is on loan as of April 30, 2024. The total market value of these securities was $10,023,663 which represented 17.7% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day effective yield as of April 30, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

Mar Vista Strategic Growth Fund

STATEMENT OF ASSETS AND LIABILITIES
at April 30, 2024 (Unaudited)

Assets:
Investments, at value (cost of $41,166,320)*	$68,061,321
Receivables:
Fund shares sold	18,779
Dividends and interest	21,615
Securities lending	1,229
Prepaid expenses	13,049
Total assets	68,115,993
Liabilities:
Payables:
Upon return of securities loaned	10,357,567
Securities purchased	794,973
Fund shares redeemed	230,632
Shareholder servicing fees	17,941
Audit fees	7,531
Administration and fund accounting fees	5,403
Reports to shareholders	5,328
Transfer agent fees and expenses	4,705
Directors fees	2,142
Advisory fees	1,480
Accrued 12b-1 fees	1,362
Compliance expense	1,075
Custody fees	669
Total liabilities	11,430,808
Net assets	$56,685,185
Net assets consist of:
Paid in capital	$24,526,740
Total accumulated earnings	32,158,445
Net assets	$56,685,185
Institutional Shares:
Net assets applicable to outstanding Institutional Shares	$53,186,566
Shares issued (Unlimited number of
beneficial interest authorized, $0.01 par value)	2,333,109
Net asset value, offering price and redemption price per share	$22.80
Investor Shares:
Net assets applicable to outstanding Investor Shares	$1,272,686
Shares issued (Unlimited number of
beneficial interest authorized, $0.01 par value)	57,979
Net asset value, offering price and redemption price per share	$21.95
Retirement
Net assets applicable to outstanding Retirement	$2,225,933
Shares issued (Unlimited number of
beneficial interest authorized, $0.01 par value)	97,369
Net asset value, offering price and redemption price per share	$22.86
*	Includes securities on loan of $10,023,663

The accompanying notes are an integral part of these financial statements.

Mar Vista Strategic Growth Fund

STATEMENT OF OPERATIONS
For the Six Months Ended April 30, 2024 (Unaudited)

Investment income:	359,443
Interest	39,245
Securities lending	7,725
Total investment income	406,413

Expenses:
Investment advisory fees (Note 4)	184,497
Administration and fund accounting fees (Note 4)	41,268
Transfer agent fees and expenses	38,138
Service fees (Note 6)
Service fees – Investor Shares	678
Service fees – Institutional Shares	28,858
Federal and state registration fees	29,228
Legal fees	17,540
Trustees’ fees and expenses	17,278
Audit fees	8,004
Compliance expense	6,188
Custody fees	2,734
Distribution fees (Note 5)
Distribution fees – Investor Shares	1,694
Other	10,850
Total expenses before reimbursement from advisor	386,955
Expense reimbursement from advisor (Note 4)	(167,165)
Net expenses	219,790
Net investment income	186,623

Realized and unrealized gain on investments:
Net realized gain on transactions from:
Investments	5,212,330
Net change in unrealized appreciation on:
Investments	3,356,046
Net realized and unrealized gain on investments	8,568,376
Net increase in net assets resulting from operations	$8,754,999

The accompanying notes are an integral part of these financial statements.

Mar Vista Strategic Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended
	April 30, 2024	Year Ended
	(Unaudited)	October 31, 2023
Operations:
Net investment income	$186,623	$265,136
Net realized gain on investments	5,212,330	9,200,536
Net change in unrealized
appreciation (depreciation) on investments	3,356,046	(1,705,791)
Net increase in net assets
resulting from operations	8,754,999	7,759,881
Distributions to Shareholders From:
Accumulated earnings
Institutional Shares	(7,600,205)	(8,522,683)
Retirement Shares	(312,249)	(621,928)
Investor Shares	(190,825)	(107,040)
Total distributions	(8,103,279)	(9,151,651)
Capital Share Transactions:
Proceeds from shares sold
Investor Shares	163,234	707,586
Institutional Shares	5,573,901	12,109,940
Retirement Shares	89,680	63,573
Proceeds from shares issued to holders
in reinvestment of dividends
Investor Shares	190,824	107,040
Institutional Shares	6,156,982	6,040,584
Retirement Shares	312,249	521,928
Cost of shares redeemed
Investor Shares	(396,481)	(325,627)
Institutional Shares	(12,305,005)	(26,265,080)
Retirement Shares	(995,233)	(1,273,868)
Net decrease in net assets
from capital share transactions	(1,209,848)	(8,313,924)
Total decrease in net assets	(558,128)	(9,705,694)

The accompanying notes are an integral part of these financial statements.

Mar Vista Strategic Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six months ended
	April 30, 2024	Year Ended
	(Unaudited)	October 31, 2023
Net Assets:
Beginning of period	57,243,313	66,949,007
End of period	$56,685,185	$57,243,313

Changes in Shares Outstanding:
Shares sold
Investor Shares	7,168	34,057
Institutional Shares	237,183	537,941
Retirement Shares	3,751	2,824
Proceeds from shares issued to holders
in reinvestment of dividends
Investor Shares	8,912	5,280
Institutional Shares	277,342	289,577
Retirement Shares	14,028	24,972
Shares redeemed
Investor Shares	(17,875)	(14,412)
Institutional Shares	(530,492)	(1,144,216)
Retirement Shares	(41,933)	(57,737)
Net decrease in shares outstanding	(41,916)	(321,714)

The accompanying notes are an integral part of these financial statements.

Mar Vista Strategic Growth Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Institutional Shares

	Six Months
	Ended
	April 30,
	2024		Year ended October 31,
	(Unaudited)		2023	2022[3]	2021	2020	2019
Net Asset Value –
Beginning of Period	$22.64		$23.48	$33.29	$24.64	$22.28	$19.63
Net investment income[1]	0.07		0.10	0.09	0.03	0.08	0.11
Net realized and unrealized
gain (loss) on investments	3.29		2.51	(7.16)	9.51	2.68	3.08
Total from
investment operations	3.36		2.61	(7.07)	9.54	2.76	3.19

Less Distributions:
Dividends from
net investment income	(0.13)		(0.11)	(0.03)	(0.10)	(0.09)	(0.06)
Distributions from
net realized gains	(3.07)		(3.34)	(2.71)	(0.79)	(0.31)	(0.48)
Total distributions	(3.20)		(3.45)	(2.74)	(0.89)	(0.40)	(0.54)
Net Asset Value –
End of Period	$22.80		$22.64	$23.48	$33.29	$24.64	$22.28

Total Return	15.23	%^	12.38%	(22.92)%	39.56%	12.54%	16.91%

Ratios and Supplemental Data:
Net assets, end of
period (thousands)	$53,187		$53,175	$62,589	$112,425	$100,895	$106,463
Ratio of operating expenses
to average net assets:
Before reimbursements	1.26	%+	1.21%	0.90%	0.80%	0.80%	0.79%
After reimbursements	0.71	%+	0.71%	0.71%	0.71%	0.71%	0.71%
Ratio of net investment income
to average net assets:
Before reimbursements	0.06	%+	(0.07)%	0.13%	N/A [2]	N/A [2]	N/A [2]
After reimbursements	0.61	%+	0.43%	0.32%	0.11%	0.35%	0.51%
Portfolio turnover rate[2]	16	%^	21%	26%	9%	22%	26%

+	Annualized
^	Not Annualized
[1]	The net investment income per share was calculated using the average shares outstanding method.
[2]	Figures were not reported during prior year.
[3]	The fund transitioned from the Harbor Strategic Growth Fund to the Mar Vista Strategic Growth Fund on July 22, 2022.

The accompanying notes are an integral part of these financial statements.

Mar Vista Strategic Growth Fund

FINANCIAL HIGHLIGHTS (Continued)

For a capital share outstanding throughout the period

Investor Share Class

	Six Months
	Ended
	April 30,
	2024		Year ended October 31,
	(Unaudited)		2023	2022[3]	2021	2020	2019
Net Asset Value –
Beginning of Period	$21.93		$22.91	$32.62	$24.17	$21.87	$19.54
Net investment income/(loss)[1]	0.15		0.01	0.00 [4]	(0.08)	(0.01)	0.03
Net realized and unrealized
gain (loss) on investments	3.06		2.45	(7.00)	9.34	2.63	2.79
Total from
investment operations	3.21		2.46	(7.00)	9.26	2.62	2.82

Less Distributions:
Dividends from net
investment income	(0.12)		(0.10)	—	(0.02)	(0.01)	(0.01)
Distributions from
net realized gains	(3.07)		(3.34)	(2.71)	(0.79)	(0.31)	(0.48)
Total distributions	3.19		(3.44)	(2.71)	(0.81)	(0.32)	(0.49)
Net Asset Value –
End of Period	$21.95		$21.93	$22.91	$32.62	$24.17	$21.87

Total Return	14.99	%^	11.97%	(23.18)%	39.06%	12.12%	14.99%

Ratios and Supplemental Data:
Net assets, end of
period (thousands)	$1,273		$1,311	$798	$900	$503	$417
Ratio of operating expenses
to average net assets:
Before reimbursements	1.51	%+	1.46%	1.25%	1.16%	1.17%	1.16%
After reimbursements	1.07	%+	1.07%	1.07%	1.07%	1.08%	1.08%
Ratio of net investment income
to average net assets:
Before reimbursements	0.90	%+	(0.34)%	(0.19)%	N/A [2]	N/A [2]	N/A [2]
After reimbursements	1.34	%+	0.05%	(0.01)%	(0.27)%	(0.04)%	0.14%
Portfolio turnover rate	16	%^	21%	26%	9%	22%	26%

+	Annualized
^	Not Annualized
[1]	The net investment income per share was calculated using the average shares outstanding method.
[2]	Figures were not reported on the prior reports.
[3]	The fund transitioned from the Harbor Strategic Growth Fund to the Mar Vista Strategic Growth Fund on July 22, 2022.
[4]	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Mar Vista Strategic Growth Fund

FINANCIAL HIGHLIGHTS (Continued)

For a capital share outstanding throughout the period

Retirement Share Class

	Six Months
	Ended
	April 30,
	2024		Year ended October 31,
	(Unaudited)		2023	2022[3]	2021	2020	2019
Net Asset Value –
Beginning of Period	$22.69		$23.51	$33.33	$24.67	$22.31	$19.65
Net investment income[1]	0.01		0.11	0.10	0.05	0.09	0.12
Net realized and unrealized
gain (loss) on investments	3.37		2.52	(7.15)	9.52	2.69	3.10
Total from
investment operations	3.38		2.63	(7.05)	9.57	2.78	3.22

Less Distributions:
Dividends from net
investment income	(0.14)		(0.11)	(0.06)	(0.12)	(0.11)	(0.08)
Distributions from
net realized gains	(3.07)		(3.34)	(2.71)	(0.79)	(0.31)	(0.48)
Total distributions	(3.21)		(3.45)	(2.77)	(0.91)	(0.42)	(0.56)
Net Asset Value –
End of Period	$22.86		$22.69	$23.51	$33.33	$24.67	$22.31

Total Return	15.27	%^	12.47%	(22.86)%	39.66%	12.60%	17.04%

Ratios and Supplemental Data:
Net assets, end of
period (thousands)	$2,226		$2,758	$3,562	$7,731	$6,488	$5,152
Ratio of operating expenses
to average net assets:
Before reimbursements	1.15	%+	1.11%	0.80%	0.72%	0.72%	0.71%
After reimbursements	0.63	%+	0.63%	0.63%	0.63%	0.63%	0.63%
Ratio of net investment income
to average net assets:
Before reimbursements	(0.40	)%+	0.02%	0.20%	N/A [2]	N/A [2]	N/A [2]
After reimbursements	0.12	%+	0.50%	0.37%	0.18%	0.40%	0.60%
Portfolio turnover rate[2]	16	%^	21%	26%	9%	22%	26%

+	Annualized
^	Not Annualized
[1]	The net investment income per share was calculated using the average shares outstanding method.
[2]	Figures were not reported on the prior reports.
[3]	The fund transitioned from the Harbor Strategic Growth Fund to the Mar Vista Strategic Growth Fund on July 22, 2022.

The accompanying notes are an integral part of these financial statements.

Mar Vista Strategic Growth Fund

NOTES TO FINANCIAL STATEMENTS
April 30, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The Mar Vista Strategic Growth Fund (formerly, the Harbor Strategic Growth Fund) (the “Strategic Growth Fund” or the “Fund”) is a series of Manager Directed Portfolios (formerly, The Roxbury Funds) (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as a Delaware statutory trust on April 4, 2006.  The Fund is an open-end investment management company and is a diversified series of the Trust.  The investment objective of the Fund is long-term growth of capital.  The fund offers 3 classes of shares to investors: the Institutional, Investor, and Retirement classes. The Administrative class was collapsed into the Institutional class prior to conversion and shares were issued based upon the Institutional Shares’ net asset value per share. Each class of shares differs principally in its respective distribution or shareholder servicing expenses.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

The Harbor Strategic Growth Fund (or the “Predecessor Fund”) is the successor in interest and has the same investment objective that was included as a series of another investment company, Harbor Funds, and that was advised by Harbor Capital and Sub-Advised by Mar Vista Investment Partners. On July 1, 2022, the shareholders of the Predecessor Fund approved the tax-free reorganization of the Predecessor Fund with and into the Mar Vista Strategic Growth Fund, and effective as of the close of business on July 22, 2022, the assets and liabilities of the Predecessor Fund were transferred to the Trust in exchange for shares of the Mar Vista Strategic Growth Fund. For financial reporting purposes, assets received and shares issued by Mar Vista were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of Mar Vista’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Costs incurred by the Mar Vista Strategic Growth Fund, in connection with the reorganization were paid by the Adviser. The fiscal year end of the Predecessor Fund was October 31, which remained the same. Operations prior to July 22, 2022 were that of the Predecessor Fund. The net assets were $73,590,993, including $26,342,178 of net unrealized appreciation, $56,484 of undistributed net investment income, and $13,509,548 of undistributed net realized gain and shares outstanding were 3,021,636, all of which were transferred into the Trust at NAV at the close of business on July 22, 2022.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Mar Vista Strategic Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2024 (Unaudited)

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken or expected to be taken on a tax return. The tax return for the Fund for the current fiscal period is open for examination. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Fund are required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Fund does not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Fund did not incur any interest or penalties for the six months ended April 30, 2024.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Mar Vista Strategic Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2024 (Unaudited)

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to the Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”).  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts:  GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
Events Subsequent to the Period End:  In preparing the financial statements as of April 30, 2024, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and concluded that no additional disclosures are necessary.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Mar Vista Strategic Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2024 (Unaudited)

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities:  Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service.  Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

Mar Vista Strategic Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2024 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Strategic Growth Fund’s securities as of April 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$54,588,088	$—	$—	$54,588,088
Real Estate Investment Trusts	1,885,616	—	—	1,885,616
Investments Purchased
with Proceeds from
Securities Lending(a)	—	—	—	10,357,567
Money Market Funds	1,230,050	—	—	1,230,050
Total Investments in Securities	$57,703,754	$—	$—	$68,061,321

Refer to the Schedule of Investments for industry classifications.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended April 30, 2024, Mar Vista Investment Partners, (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at an annual rate of 0.60% of the average daily net assets of the Fund.  For the six months ended April 30, 2024, the Strategic Growth Fund incurred $184,497 in advisory fees.  There were Advisory fees payable at April 30, 2024 in the amount of $1,480.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to ensure that the total annual fund operating expenses excluding front-end or contingent deferred loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions and other transactional expenses, expenses in connection with a merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses or extraordinary expenses (collectively, “Excludable Expenses”) do not exceed the following amounts of the average daily net assets for each class of shares:

Institutional Shares	0.71%
Investor Shares	1.07%
Retirement Shares	0.63%

Mar Vista Strategic Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2024 (Unaudited)

For the six months ended April 30, 2024, the Advisor reduced its fees in the amount of $167,165 for the Fund. The waivers and reimbursements will be recoupable through February 28, 2025 unless terminated sooner by mutual agreement of the Board and the Advisor. As of April 30, 2024, the fund had no expense reimbursement receivable amount due from the Advisor.

The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month dating back to July 25, 2022, for the Mar Vista Strategic Growth Fund, if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made.  Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

	Amount	Expiration
Mar Vista Strategic Growth Fund	$ 92,451	10/31/2025
	311,525	10/31/2026
	167,165	10/31/2027

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, LLC (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  Fund Services also serves as the fund accountant transfer agent, and Chief Compliance Officer to the Fund.  For the six months ended April 30, 2024, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody and compliance fees:

Administration & fund accounting	$41,268
Custody	$2,734
Transfer agency	$38,138
Compliance	$6,188

At April 30, 2024, the Fund had payables due to Fund Services for administration, fund accounting, transfer agency, and compliance fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & fund accounting	$5,403
Custody	$669
Transfer agency	$4,705
Compliance	$1,075

Mar Vista Strategic Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2024 (Unaudited)

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in such capacities.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Shares and Administrative Shares.  The expenses covered by the Plan may include costs in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended April 30, 2024, the Strategic Growth Fund incurred distribution expenses of $1,694 on its Investor Shares.

NOTE 6 – SHAREHOLDER SERVICING FEE

The Fund has adopted a shareholder servicing plan (the “Plan”) on behalf of the Investor and Institutional Share classes on May 17, 2022 with an effective date of July 22, 2022. Under the Plan, the Investor and Institutional Share Classes are authorized to pay an annual shareholder servicing fee of up to 0.10% of each class’s average daily net assets. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts. Payments made under the Plan may not be used to pay for any services in connection with the distribution and sale of the Investor and Institutional Shares.

Payments to the Advisor under the Plan may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to Investor and Institutional Class shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist Investor and Institutional Class shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the six months ended April 30, 2024, the Fund incurred, under the Agreement, shareholder servicing fees as follows:

Investor Shares	$678
Institutional Shares	$28,858

Mar Vista Strategic Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2024 (Unaudited)

NOTE 7 – SECURITIES TRANSACTIONS

For the six months ended April 30, 2024, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Strategic Growth Fund	$9,600,570	$15,744,342

There were no purchases or sales of long-term U.S. Government securities.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of October 31, 2023, the components of accumulated earnings/(losses) on a tax basis were as follows:

Strategic
Growth Fund
Cost of investments(a)	$39,787,654
Gross unrealized appreciation	24,529,127
Gross unrealized depreciation	(677,087)
Net unrealized appreciation	23,852,040
Undistributed ordinary income	458,306
Undistributed long-term capital gain	7,195,879
Total distributable earnings	7,654,185
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$31,506,225

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales and partnership adjustments.

As of October 31, 2023, the Strategic Growth Fund had no short-term or long-term tax basis capital losses to offset future capital gains.

The tax character of distributions paid during the year ended October 31, 2023, and the year ended October 31, 2022 was as follows:

	Year Ended	Year Ended
	October 31, 2023	October 31, 2022
Strategic Growth Fund
Ordinary income	$289,576	$522,628
Long-term capital gains	8,862,075	9,379,420
	$9,151,651	$9,902,048

Mar Vista Strategic Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2024 (Unaudited)

For the fiscal year ended October 31, 2023, the effect of permanent “book/tax” reclassifications resulted in increases and decreases to components of the Fund’s net assets as follows:

	Total Accumulated	Paid-In
	Earnings	Capital
Strategic Growth Fund	$(1,364,306)	$1,364,306

NOTE 9 – SECURITIES LENDING

The Fund participates in securities lending arrangements whereby it lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio.  U.S. Bank, N.A. serves as the Fund’s securities lending agent.

U.S. Bank, N.A. oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Adviser.

The Fund may lend securities pursuant to agreements that require the loans to be secured by collateral consisting of cash, securities of the U.S. Government or it agencies, or any combination of cash and such securities.  At that time of loans, the collateral value should at least be equal to 102% of domestic securities and 105% of foreign securities.  The value of loaned securities will then be marked-to-market daily and the collateral will be continuously secured by collateral equal to 100% of the market value of the loaned securities.  Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Fund’s total assets taken at fair market value.  The Fund will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or such other approved vehicle.  However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral.  There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially.  However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk.  Either party, upon reasonable notice to the other party, may terminate the loan.

As of April 30, 2024, the Fund had loaned securities that were collateralized by cash.  The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments.

Mar Vista Strategic Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2024 (Unaudited)

The following table presents the securities out on loan for the Fund, and the collateral delivered related to those securities, as of the end of the reporting period.

Securities Lending Transactions

Investments
		Purchased with	Collateral
Overnight and	Asset Class	Proceeds from	Pledged from	Net
Continuous	out on Loan	Securities Lending	Counterparty^	Exposure
Mar Vista Strategic
Growth Fund	Common Stock	$10,357,567	$10,357,567	$ —

^
As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan.  Refer to the Fund’s Schedule of Investments for details on the securities out on loan.

NOTE 10 – PRINCIPAL RISKS

The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in the Fund’s Statement of Additional Information.

General Market Risk; Recent Market Events: The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced volatility in recent months and years due to a number of economic, political and global macro factors, including rising inflation, the war between Russia and Ukraine and the impact of the coronavirus (COVID-19) global pandemic. While U.S. and global economies are recovering from the effects of COVID-19, labor shortages and the inability to meet consumer demand have restricted growth. Uncertainties regarding the level of central banks’ interest rate increases, political events, the Russia-Ukraine conflict, trade tensions and the possibility of a national or global recession have also contributed to market volatility.

Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Continuing market volatility because of recent market conditions or other events may have adverse effects on the Fund’s returns. The Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

Growth-Style Investing Risk: An investment in a growth-oriented fund may be more volatile than the rest of the U.S. market as a whole. If the investment adviser’s assessment of a company’s prospects for earnings growth or how other investors will value the

Mar Vista Strategic Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2024 (Unaudited)

company’s earnings growth is incorrect, the stock may fail to reach the value that the adviser has placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

Foreign Security Risk:  Foreign investments involve risks relating to political, economic, regulatory, or social instability, military action or unrest, or diplomatic developments and may be affected by actions of foreign governments adverse to the interest of U.S. investors.

IPO Risk:  The Fund may purchase securities of companies engaged in initial public offerings (“IPOs”). The price of securities purchased in IPOs can be very volatile. The Fund’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines. The effect of IPO investments on a Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s asset grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

Liquidity Risk:  Certain securities may be difficult or impossible to sell at the time and the price that the seller would like. While the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

Mutual Fund and ETF Trading Risk:  The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as Exchange Traded Funds (“ETFs”).  ETFs are investment companies that are bought and sold on a national securities exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like

Mar Vista Strategic Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
April 30, 2024 (Unaudited)

stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of its costs, and the Fund will indirectly bear their proportionate share of the costs.

NOTE 11 – GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 12 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2024, U.S. Bank Global Custody held 30.4% of the outstanding shares of the Fund and Charles Schwab & Co., Inc. Owned 28.8% of the outstanding shares of the fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by U.S. Bank Global Custody or Charles Schwab & Co., Inc., are also beneficially owned.

NOTE 13 – TAILORED SHAREHOLDER REPORTS

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

Mar Vista Strategic Growth Fund

EXPENSE EXAMPLE
April 30, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from November 1, 2023, to April 30, 2024, for the Institutional, Investor, and Retirement Shares.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Mar Vista Strategic Growth Fund

EXPENSE EXAMPLE (Continued)
April 30, 2024 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	11/1/2023	4/30/2024	11/1/2023 – 4/30/2024
Actual
Institutional Shares	$1,000.00	$1,152.30	$3.80
Investor Shares	$1,000.00	$1,150.40	$5.72
Retirement Shares	$1,000.00	$1,153.20	$3.37

Hypothetical (5% return
before expenses)
Institutional Shares	$1,000.00	$1,021.33	$3.57
Investor Shares	$1,000.00	$1,019.54	$5.37
Retirement Shares	$1,000.00	$1,021.73	$3.17

(1)
Expenses are equal to the Institutional, Investor, and Retirement Shares’ annualized expense ratios of 0.71%, 1.07% and 0.63%, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the period).

Mar Vista Strategic Growth Fund

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM
(Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, the Fund, a series of Manager Directed Portfolios (the “Trust”), has adopted and implemented a liquidity risk management program tailored specifically to the Fund (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Board has designated the Fund’s investment adviser to serve as the administrator of the Program (the “Program Administrator”). Personnel of the Fund’s investment adviser conduct the day-to-day operation of the Program pursuant to policies and procedures administered by the Program Administrator. The Program Administrator is required to provide a written annual report to the Board and the chief compliance officer of the Trust regarding the adequacy and effectiveness of the Program and any material changes to the Program.

Under the Program, the Program Administrator manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Program Administrator’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

On May 14, 2024, the Board reviewed the Program Administrator’s assessment of the operation and effectiveness of the Program for the period January 1, 2023 through December 31, 2023 (the “Report”) The Report noted that there were no breaches of the Fund’s restriction on holding illiquid investments exceeding 15% of its net assets during the review period. The Report confirmed that the Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Program during the review period.

The Program Administrator determined that the Fund is reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the during the review period, the Program was adequately designed and effectively operating to monitor the liquidity risk to the Fund, taking into account the size of the Fund, the type of business conducted, and other relevant factors.

Mar Vista Strategic Growth Fund

APPROVAL OF THE MAR VISTA STRATEGIC GROWTH FUND INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board” or “Trustees”) of Manager Directed Portfolios (the “Trust”) met on November 13, 2023 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Mar Vista Strategic Growth Fund (the “Fund”), a series of the Trust, and the Fund’s investment adviser, Mar Vista Investment Partners, LLC (“Mar Vista” or the “Adviser”). The Trustees, all of whom are not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), had previously met at a special meeting held on October 17, 2023 to discuss the renewal of the Advisory Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the continuation of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by counsel to the Independent Trustees discussing factors relevant to the renewal of the Advisory Agreement, comparative performance information, Mar Vista’s Form ADV Part 1A, brochure and brochure supplements, due diligence materials provided by Mar Vista, including information regarding Mar Vista’s compliance program, personnel and financial condition, profitability information, and other pertinent information. The Board also reviewed the advisory fee payable by the Fund under the Advisory Agreement, the expense limitation agreement between Mar Vista and the Trust, on behalf of the Fund, and comparative fee and expense information as reported by a third-party analytics firm.

The Trustees met with the officers of the Trust and legal counsel to discuss the information provided and also met in executive session with legal counsel to the Independent Trustees to review their duties in considering the Advisory Agreement and the information provided. The Trustees noted that they had met in person with representatives of Mar Vista earlier in the year to discuss Mar Vista’s investment strategy for the Fund, the Fund’s performance, updates about the Adviser’s business and personnel and other matters. The Board took into account information reviewed periodically throughout the year regarding the services provided by the Adviser, the performance of the Fund, brokerage and trading services, Fund expenses, asset flows, compliance matters and other information deemed relevant.

Based on their evaluation of the information provided as part of the October and November meetings, as well as information provided over the course of the year, the Trustees approved the continuation of the Advisory Agreement for an additional one-year term. Below is a summary of the material factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the Advisory Agreement.

1.	NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by the Adviser in the management of the Fund, including portfolio management, research, trading and compliance monitoring, as well as the qualifications and experience of

Mar Vista Strategic Growth Fund

APPROVAL OF THE MAR VISTA STRATEGIC GROWTH FUND INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

personnel at the Adviser who are involved in the day-to-day activities of the Fund. The Board considered the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Fund. The Trustees considered the information provided by the Adviser in response to the due diligence questionnaire and as part of the presentation by the Adviser earlier in the year. The Trustees concluded that the nature, extent and quality of services provided to the Fund by the Adviser were appropriate and that the Fund was likely to continue to benefit from the services provided by the Adviser under the Advisory Agreement.

2.	INVESTMENT PERFORMANCE OF THE FUND

The Trustees discussed the performance of the Fund for the one-year, three-year, five-year and ten-year periods ended June 30, 2023 on an absolute basis and in comparison to (1) the Fund’s primary benchmark index, (2) the Morningstar large growth peer group, and (3) a peer group of funds constructed using Morningstar, Inc. data and presented by Barrington Partners, an independent third-party analytics firm (the “Barrington Cohort”).

The Trustees noted that the Fund underperformed its benchmark, the Russell 1000 Growth Index, for all periods. The Board considered Mar Vista’s commentary regarding the Fund’s performance versus its benchmark and the differences in holdings between the benchmark and the Fund. The Board also considered that the Fund outperformed its Morningstar peer group average for the three-year period and underperformed the peer group average for the one-year, five-year and ten-year periods. The Trustees noted that the Fund outperformed its Barrington Cohort average for the one-year and ten-year periods and underperformed the cohort for the three-year and five-year periods. The Trustees reviewed the Fund’s performance relative to Mar Vista’s composites of other separately managed accounts managed with investment strategies similar to the Fund but did not consider the composite performance to be a material factor.

The Trustees concluded that the Fund’s performance was satisfactory and that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.	ADVISORY FEES AND EXPENSES

The Trustees considered Mar Vista’s advisory fee rate, related statistical information and the cost structure of the Fund relative to its Barrington Cohort fee and expense comparisons. The Trustees noted that the Fund’s contractual management fee of 0.60% was lower than the Barrington Cohort average. The Trustees noted that the total net expense ratio for the Institutional Shares was lower than the Barrington Cohort average and the Morningstar category average. The Trustees considered the fee waivers and expense reimbursements previously provided by Mar Vista and Mar Vista’s commitment to renew the Fund’s expense limitation agreement.

Mar Vista Strategic Growth Fund

APPROVAL OF THE MAR VISTA STRATEGIC GROWTH FUND INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

The Trustees concluded that the Fund’s expenses and the management fee paid to Mar Vista were fair and reasonable in light of the comparative expense and management fee information and the quality of the services provided to the Fund by Mar Vista.

4.	COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered Mar Vista’s financial statements and a profitability analysis prepared by Mar Vista based on the fees payable under the Advisory Agreement. The Trustees did not consider Mar Vista’s level of profitability from its relationship with the Fund to be a material factor because the Fund was not profitable to Mar Vista during the period presented.

5.	ECONOMIES OF SCALE

The Trustees compared the Fund’s expenses relative to its cohort and Morningstar peer group and considered potential economies of scale. The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size but considered that Mar Vista has been waiving fees or reimbursing expenses since the Fund reorganized into a series of the Trust in 2022. The Trustees concluded that the Fund’s current fee structure represents an appropriate sharing of economies of scale with shareholders at the Fund’s current asset level and in light of the expense limitation agreement that is in place.

6.	BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be realized by Mar Vista from its association with the Fund. The Trustees concluded that other benefits Mar Vista may receive as a result of its relationship with the Fund, such as soft dollar research, appear to be reasonable.

CONCLUSION

In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all important but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Advisory Agreement for an additional one-year term as being in the best interests of the Fund and its shareholders.

Mar Vista Strategic Growth Fund

NOTICE TO SHAREHOLDERS
How to Obtain a Copy of the Fund’s Proxy Voting Policies

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-870-3188 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by 1-855-870-3188. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Part F of Form N-PORT is also available, upon request, by calling 1-855-870-3188.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-870-3188 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Mar Vista Strategic Growth Fund

NOTICE TO SHAREHOLDERS
at April 30, 2024 (Unaudited) (Continued)

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended October 31, 2023, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Mar Vista Strategic Growth Fund	98.43%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended October 31, 2023, was as follows:

Mar Vista Strategic Growth Fund	95.26%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows (unaudited).

Mar Vista Strategic Growth Fund	28.73%

Mar Vista Strategic Growth Fund

NOTICE OF PRIVACY POLICY & PRACTICES

Protecting the privacy of Fund shareholders is important to us.  The following is a description of the practices and policies through which we protect the privacy and security of your non-public personal information.

We collect and maintain information about you so that we can open and maintain your account in the Fund and provide various services to you.  We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and
•	information about your transactions with us or others.

The types of non-public personal information we collect and share can include:

•	social security number;
•	account balances;
•	account transactions;
•	transaction history;
•	wire transfer instructions; and
•	checking account information.

What Information We Disclose

We do not disclose any non-public personal information about shareholders or former shareholders of the Fund without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.

How We Protect Your Information

All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

If you have any questions or concerns regarding this notice or our Privacy Policy, please contact us at 1-855-870-3188.

Investment Advisor
Mar Vista Investment Partners LLC
6001 Shady Oak Road, Suite 200
Minnetonka, MN 55343

Distributor
Quasar Distributors, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(833) 627-6668

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
1835 Market Street, Suite 310
Philadelphia, PA 19103

Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.   Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*    /s/Scott M. Ostrowski
Scott M. Ostrowski, President/
Principal Executive Officer

Date        7/2/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Scott M. Ostrowski
Scott M. Ostrowski, President/
Principal Executive Officer

Date        7/2/2024

By (Signature and Title)*    /s/Ryan Frank
Ryan Frank,
Treasurer/Principal Financial Officer

Date        7/2/2024

* Print the name and title of each signing officer under his or her signature.